Fees Summary	Jun. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 10,000,000.00
Previously Paid Amount
Total Fee Amount	1,531.00
Total Offset Amount
Net Fee	$ 1,531.00